Description of Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Description of Business and Basis of Presentation (Details) [Line Items]
Aggregate of shares (in Shares)	25,000,000
Commitment amount	$ 250,000
Non guaranteed preferred return percentage		12.00%
Increments		$ 100,000
Redemptions value		127,391	$ 17,489
Unpaid amount		$ 1,500
Redeemable noncontrolling interest			$ 71,852
Class A Common Stock [Member]
Description of Business and Basis of Presentation (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Class A Common Stock [Member] | MoneyLion [Member]
Description of Business and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)	$ 10